Provisions and Contingent Liabilities - Summary of Labor, Tax and Civil Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provisions [line items]
Provisions	$ 202.9	$ 242.4
Current portion	103.1	116.9
Non-current portion	99.8	125.5
Tax related provision on IRPJ [member]
Disclosure of provisions [line items]
Provisions	13.6	9.2
Tax related provision on PIS and COFINS [member]
Disclosure of provisions [line items]
Provisions	5.3	5.3
Tax related provision on Social security contributions [member]
Disclosure of provisions [line items]
Provisions	2.4	2.4
Tax related provision on Import taxes [member]
Disclosure of provisions [line items]
Provisions	0.8	0.8
Tax related provision on FUNDAF [member]
Disclosure of provisions [line items]
Provisions		0.1
Others tax related provisions [member]
Disclosure of provisions [line items]
Provisions		0.2
Tax related provision [member]
Disclosure of provisions [line items]
Provisions	22.1	18.0
Labor related provision on Plurimas [member]
Disclosure of provisions [line items]
Provisions	9.6	10.0
Labor related provision on reintegration [member]
Disclosure of provisions [line items]
Provisions	6.0	7.0
Overtime provision [member]
Disclosure of provisions [line items]
Provisions	7.6	6.0
Dangerousness related provision [member]
Disclosure of provisions [line items]
Provisions	1.4	1.0
Labor related provision on indemnity [member]
Disclosure of provisions [line items]
Provisions	4.9	3.1
Labor related provision on third parties [member]
Disclosure of provisions [line items]
Provisions	1.5	0.5
Other labor related provision [member]
Disclosure of provisions [line items]
Provisions	12.9	12.4
Labor related provision [member]
Disclosure of provisions [line items]
Provisions	43.9	40.0
Civil related provision on Indemnity claims [member]
Disclosure of provisions [line items]
Provisions	0.4	0.4
Civil related provision [member]
Disclosure of provisions [line items]
Provisions	0.4	0.4
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provisions	66.4	58.4
Current portion	21.4	20.7
Non-current portion	$ 45.0	$ 37.7